Investment Objectives and Goals - First Trust Active Factor International ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Active Factor International ETF (AFDM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Active Factor International ETF’s (the “Fund”) investment objective is to provide capital appreciation.